FINANCIAL INSTRUMENTS (Details 19) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financials Instruments [Line items]
Equity	$ 8,009,029	$ 8,259,984	$ 7,818,504	$ 7,415,635
Bank borrowings	1,499,051	940,677
Lease liabilities	559,382	264,224
Bonds issued	4,997,038	4,513,459
Capitalization	$ 15,064,500	$ 13,978,344